Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash			$ 146,334		$ 340,962	$ 4,952
Offering costs	$ 8,365,339		$ 8,365,339		$ 8,365,339
Effective tax rate	31.52%	13.36%	33.91%	9.84%
Statutory tax rate	21.00%		21.00%		21.00%
Number of shares	1		1
Business Combination [Member]
Significant Accounting Policies (Details) [Line Items]
Common stock, description			Since each unit consists of one share of common stock, one share of right convertible into one-tenth (1/10) of one share of common stock upon the consummation of a Business Combination, the original conversion option offers at least 10% more shares of common stock (including underlying shares from the rights conversion) than the amended conversion option.